Investments in Joint Ventures 2 (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Book value [Abstract]
Beginning balance		₩ 3,485,699		₩ 3,147,584
Acquisition		455,403		123,143
Disposal		(68)		(2,774)
Dividends received		(97,509)		(106,801)
Share of profit (loss)		252,816		260,677
Other comprehensive income (loss)		453,895		79,554
Others		31,104		(15,684)
Ending balance		4,581,340		3,485,699
Beginning balance		9,662,588		8,992,048
Acquisition		474,390		545,252
Disposal		(77,694)		(5,685)
Dividends received		(364,377)		(592,813)
Share of profit (loss)		755,452		595,056
Other comprehensive income (loss)		795,669		152,752
Others		40,066		(24,022)
Ending balance		11,286,094		9,662,588
KEPCO-Uhde Inc.
Book value [Abstract]
Beginning balance		0		17
Acquisition				0
Disposal				0
Dividends received				0
Share of profit (loss)				(10)
Other comprehensive income (loss)				0
Others				(7)
Ending balance				0
Shuweihat Asia Power Investment B.V.
Book value [Abstract]
Beginning balance		69,902		66,452
Acquisition		0		0
Disposal		0		0
Dividends received		0		(512)
Share of profit (loss)		1,709		(440)
Other comprehensive income (loss)		14,839		4,402
Others		0		0
Ending balance		86,450		69,902
Shuweihat Asia Operation & Maintenance Company
Book value [Abstract]
Beginning balance		1,818	[1]	1,631
Acquisition		0		0
Disposal		0		0
Dividends received		(1,200)		(1,077)
Share of profit (loss)		1,262		1,237
Other comprehensive income (loss)		258		27
Others		0		0
Ending balance	[1]	2,138		1,818
Waterbury Lake Uranium L.P.
Book value [Abstract]
Beginning balance		22,612	[2]	21,750
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		74		70
Other comprehensive income (loss)		1,070		792
Others		0		0
Ending balance	[2]	23,756		22,612
ASM-BG Investicii AD
Book value [Abstract]
Beginning balance		14,739		14,555
Acquisition		0		0
Disposal		0		0
Dividends received		0		(697)
Share of profit (loss)		1,413		680
Other comprehensive income (loss)		784		201
Others		0		0
Ending balance		16,936		14,739
RES Technology AD
Book value [Abstract]
Beginning balance		14,383		15,133
Acquisition		0		0
Disposal		0		0
Dividends received		0		(697)
Share of profit (loss)		(145)		(513)
Other comprehensive income (loss)		831		460
Others		0		0
Ending balance		15,069		14,383
KV Holdings, Inc.
Book value [Abstract]
Beginning balance		5,186	[3]	9,659
Acquisition		0		0
Disposal		0		0
Dividends received		(989)		0
Share of profit (loss)		720		280
Other comprehensive income (loss)		574		161
Others		1,430		(4,914)
Ending balance		6,921	[4]	5,186	[3]
KEPCO SPC Power Corporation
Book value [Abstract]
Beginning balance		196,544	[1],[3]	179,594
Acquisition		0		0
Disposal		0		0
Dividends received		(28,591)		0
Share of profit (loss)		16,714		13,224
Other comprehensive income (loss)		(25,528)		3,726
Others		0		0
Ending balance	[1]	159,139	[4]	196,544	[3]
Gansu Datang Yumen Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		6,315		6,024
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		812		316
Other comprehensive income (loss)		792		(25)
Others		0		0
Ending balance		7,919		6,315
Datang Chifeng Renewable Power Co., Ltd.
Book value [Abstract]
Beginning balance		186,739		191,982
Acquisition		0		0
Disposal		0		0
Dividends received		(10,624)		(14,293)
Share of profit (loss)		7,772		9,012
Other comprehensive income (loss)		20,629		38
Others		0		0
Ending balance		204,516		186,739
Datang KEPCO Chaoyang Renewable Power Co., Ltd.
Book value [Abstract]
Beginning balance		43,207		44,398
Acquisition		0		0
Disposal		0		0
Dividends received		(591)		(1,771)
Share of profit (loss)		813		639
Other comprehensive income (loss)		4,896		(59)
Others		0		0
Ending balance		48,325		43,207
Rabigh Electricity Company
Book value [Abstract]
Beginning balance		235,051		214,607
Acquisition		0		0
Disposal		0		0
Dividends received		(7,270)		(6,263)
Share of profit (loss)		17,147		28,456
Other comprehensive income (loss)		24,965		(1,749)
Others		0		0
Ending balance		269,893	[2]	235,051
Rabigh Operation & Maintenance Company Limited
Book value [Abstract]
Beginning balance		4,964		5,113
Acquisition		0		0
Disposal		0		0
Dividends received		0		(2,994)
Share of profit (loss)		2,461		2,759
Other comprehensive income (loss)		886		86
Others		0		0
Ending balance		8,311		4,964
Jamaica Public Service Company Limited
Book value [Abstract]
Beginning balance		349,866		331,407
Acquisition		0		0
Disposal		0		0
Dividends received		(15,215)		(15,715)
Share of profit (loss)		28,849		32,862
Other comprehensive income (loss)		49,463		7,959
Others		(347)		(6,647)
Ending balance		412,616		349,866
KW Nuclear Components Co., Ltd.
Book value [Abstract]
Beginning balance		18,680		17,090
Acquisition		0		0
Disposal		0		0
Dividends received		(833)		(833)
Share of profit (loss)		911		2,423
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		18,758		18,680
Busan Shinho Solar Power Co., Ltd.
Book value [Abstract]
Beginning balance		6,669		6,719
Acquisition		0		0
Disposal		0		0
Dividends received		(667)		(1,169)
Share of profit (loss)		991		1,119
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		6,993		6,669
Global Trade Of Power System Co., Ltd.
Book value [Abstract]
Beginning balance		615	[5]	698
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		81		(83)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[5]	696		615
Expressway Solar-light Power Generation Co., Ltd.
Book value [Abstract]
Beginning balance		5,187		4,754
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		584		433
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		5,771		5,187
Amman Asia Electric Power Company
Book value [Abstract]
Beginning balance		223,424	[1]	220,254
Acquisition		0		0
Disposal		0		0
Dividends received		(8,171)		(15,636)
Share of profit (loss)		20,485		17,833
Other comprehensive income (loss)		33,126		973
Others		0		0
Ending balance	[1]	268,864		223,424
KAPES, Inc.
Book value [Abstract]
Beginning balance		0	[1]	0
Acquisition		0		0
Disposal		0		0
Dividends received		(1,095)		(1,162)
Share of profit (loss)		1,095		1,162
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[1]	0		0
Honam Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		4,743		4,819
Acquisition		0		0
Disposal		0		0
Dividends received		(435)		(522)
Share of profit (loss)		525		446
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		4,833		4,743
Korea Power Engineering Service Co., Ltd.
Book value [Abstract]
Beginning balance		5,708		5,543
Acquisition		0		0
Disposal		0		0
Dividends received		0		(44)
Share of profit (loss)		419		349
Other comprehensive income (loss)		0		0
Others		(73)		(140)
Ending balance		6,054		5,708
Chun-cheon Energy Co., Ltd.
Book value [Abstract]
Beginning balance		35,083		32,044
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		1,516		3,039
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		36,599		35,083
Yeonggwangbaeksu Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		3,443	[5]	3,151
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		286		292
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[5]	3,729		3,443
Nghi Son 2 Power LLC
Book value [Abstract]
Beginning balance		417,989		408,839
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		45,889		14,742
Other comprehensive income (loss)		99,201		(5,592)
Others		0		0
Ending balance		563,079		417,989
Kelar S.A
Book value [Abstract]
Beginning balance		131,529	[1]	117,137
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		4,739		11,655
Other comprehensive income (loss)		(2,498)		848
Others		18,597		1,889
Ending balance	[1]	152,367		131,529
PT. Tanjung Power Indonesia
Book value [Abstract]
Beginning balance		90,151		92,907
Acquisition		0		0
Disposal		0		0
Dividends received		(8,349)		(12,641)
Share of profit (loss)		6,138		9,679
Other comprehensive income (loss)		14,122		338
Others		(1,482)		(132)
Ending balance		100,580		90,151
Incheon New Power Co., Ltd.
Book value [Abstract]
Beginning balance		298	[6]	198
Acquisition		0		0
Disposal		0		0
Dividends received		0		(69)
Share of profit (loss)		4		147
Other comprehensive income (loss)		0		0
Others		0		22
Ending balance	[6]	302		298
Seokmun Energy Co., Ltd.
Book value [Abstract]
Beginning balance		16,591		17,336
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(1,135)		(745)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		15,456		16,591
Daehan Wind Power PSC
Book value [Abstract]
Beginning balance		16,426		13,923
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		1,779		2,437
Other comprehensive income (loss)		3,122		66
Others		0		0
Ending balance		21,327		16,426
Barakah One Company
Book value [Abstract]
Beginning balance		0	[7]	0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0	[8]	0	[7]
Nawah Energy Company
Book value [Abstract]
Beginning balance		330	[7]	315
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		14		10
Other comprehensive income (loss)		48		5
Others		0		0
Ending balance		392	[8]	330	[7]
Momentum
Book value [Abstract]
Beginning balance		209		345
Acquisition		0		0
Disposal		0		0
Dividends received		(225)		(365)
Share of profit (loss)		196		208
Other comprehensive income (loss)		15		21
Others		0		0
Ending balance		195		209
Daegu Green Power Co., Ltd.
Book value [Abstract]
Beginning balance		26,430	[9]	29,360
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		4,103		(2,856)
Other comprehensive income (loss)		0		0
Others		(20)		(74)
Ending balance	[9]	30,513		26,430
Yeonggwang Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		23,380		20,713
Acquisition		0		0
Disposal		0		0
Dividends received		0		(2,688)
Share of profit (loss)		2,766		5,355
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		26,146		23,380
Chester Solar IV SpA
Book value [Abstract]
Beginning balance		484		181
Acquisition		1,076		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(216)		324
Other comprehensive income (loss)		108		(21)
Others		0		0
Ending balance		1,452	[10]	484
Chester Solar V SpA
Book value [Abstract]
Beginning balance		191		156
Acquisition		108		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(66)		35
Other comprehensive income (loss)		29		(3)
Others		0		3
Ending balance		262	[10]	191
Diego de Almagro Solar SpA
Book value [Abstract]
Beginning balance		954		540
Acquisition		810		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(160)		447
Other comprehensive income (loss)		96		(37)
Others		0		4
Ending balance		1,700	[10]	954
South Jamaica Power Company Limited
Book value [Abstract]
Beginning balance		43,109		46,437
Acquisition		0		0
Disposal		0		0
Dividends received		(2,895)		(7,667)
Share of profit (loss)		2,704		3,709
Other comprehensive income (loss)		5,842		630
Others		0		0
Ending balance		48,760		43,109
Daesan Green Energy Co., Ltd.
Book value [Abstract]
Beginning balance		22,191		19,218
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		3,144		2,977
Other comprehensive income (loss)		0		0
Others		(4)		(4)
Ending balance		25,331		22,191
RE Holiday Holdings LLC
Book value [Abstract]
Beginning balance		84,092		85,370
Acquisition		0		0
Disposal		0		0
Dividends received		0		(1,549)
Share of profit (loss)		(3,139)		(1,425)
Other comprehensive income (loss)		8,827		1,696
Others		0		0
Ending balance		89,780		84,092
RE Pioneer Holdings LLC
Book value [Abstract]
Beginning balance		54,081		55,172
Acquisition		0		0
Disposal		0		0
Dividends received		0		(1,162)
Share of profit (loss)		(2,910)		(2,089)
Other comprehensive income (loss)		4,451		2,160
Others		0		0
Ending balance		55,622		54,081
RE Barren Ridge 1 Holdings LLC
Book value [Abstract]
Beginning balance		58,154		3,350
Acquisition		0		0
Disposal		0		0
Dividends received		(1,966)		(3,087)
Share of profit (loss)		(1,546)		(1,733)
Other comprehensive income (loss)		5,164		59,624
Others		0		0
Ending balance		59,806		58,154
RE Astoria 2 LandCo LLC
Book value [Abstract]
Beginning balance		6,937		6,599
Acquisition		0		0
Disposal		0		0
Dividends received		(404)		(354)
Share of profit (loss)		594		575
Other comprehensive income (loss)		992		117
Others		0		0
Ending balance		8,119		6,937
RE Barren Ridge LandCo LLC
Book value [Abstract]
Beginning balance		2,441		2,333
Acquisition		0		0
Disposal		0		0
Dividends received		(170)		(161)
Share of profit (loss)		237		228
Other comprehensive income (loss)		349		41
Others		0		0
Ending balance		2,857		2,441
Laurel SpA
Book value [Abstract]
Beginning balance		613		554
Acquisition		934		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(228)		64
Other comprehensive income (loss)		113		(14)
Others		0		9
Ending balance		1,432	[10]	613
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd
Book value [Abstract]
Beginning balance		3,719	[5]	3,651
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		9		(23)
Other comprehensive income (loss)		435		91
Others		(3,014)		0
Ending balance	[5]	1,149		3,719
Chile Solar JV SpA
Book value [Abstract]
Beginning balance		0		9,819
Acquisition				0
Disposal				0
Dividends received				0
Share of profit (loss)				3,569
Other comprehensive income (loss)				1,276
Others				(14,664)
Ending balance				0
Cheong-Song Noraesan Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		3,756	[2]	4,263
Acquisition		0		0
Disposal		0		0
Dividends received		0		(865)
Share of profit (loss)		560		358
Other comprehensive income (loss)		0		0
Others		1		0
Ending balance	[2]	4,317		3,756
Chester Solar I SpA
Book value [Abstract]
Beginning balance		1,238		1,314
Acquisition		134		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		184		(71)
Other comprehensive income (loss)		93		(29)
Others		0		24
Ending balance		1,649	[10]	1,238
Solar Philippines Calatagan Corporation
Book value [Abstract]
Beginning balance		58,130		56,902
Acquisition		0		0
Disposal		0		0
Dividends received		(6,107)		(6,025)
Share of profit (loss)		6,523		6,025
Other comprehensive income (loss)		5,149		1,228
Others		0		0
Ending balance		63,695		58,130
Saemangeum Solar Power Co., Ltd.
Book value [Abstract]
Beginning balance		23,419	[11]	23,551
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(142)		(132)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[11]	23,277		23,419
Chungsongmeon BongSan wind power Co., Ltd.
Book value [Abstract]
Beginning balance		2,665	[5]	3,470
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(75)		(805)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[5]	2,590		2,665
Jaeun Resident Wind Power Plant Co., Ltd.
Book value [Abstract]
Beginning balance		2,214	[5]	2,236
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(169)		(22)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[5]	2,045		2,214
DE Energia SpA
Book value [Abstract]
Beginning balance		9,703		9,536
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		1,359		167
Others		0		0
Ending balance		11,062		9,703
Dangjin Eco Power Co., Ltd.
Book value [Abstract]
Beginning balance		26,753		26,859
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		253		212
Other comprehensive income (loss)		(139)		(318)
Others		0		0
Ending balance		26,867		26,753
Haemodum Solar Co., Ltd.
Book value [Abstract]
Beginning balance		3,122		3,367
Acquisition		0		0
Disposal		0		0
Dividends received		0		(392)
Share of profit (loss)		108		147
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		3,230		3,122
Yangyang Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		10,435		10,864
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		1,209		(429)
Other comprehensive income (loss)		0		0
Others		(4)		0
Ending balance		11,640		10,435
Horus Solar, S.A. De C.V.
Book value [Abstract]
Beginning balance		11,181	[12]	6,976
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(9,636)		3,594
Other comprehensive income (loss)		(57)		611
Others		0		0
Ending balance		1,488	[13]	11,181	[12]
Recursos Solares PV De Mexico II, S.A. De C.V.
Book value [Abstract]
Beginning balance		10,935	[12]	4,899
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(6,540)		4,088
Other comprehensive income (loss)		57		1,948
Others		0		0
Ending balance		4,452	[13]	10,935	[12]
Sunmex Renovables, S.A. De C.V.
Book value [Abstract]
Beginning balance		3,541	[12]	1,657
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(1,724)		1,482
Other comprehensive income (loss)		(130)		402
Others		0		0
Ending balance		1,687	[13]	3,541	[12]
Stavro Holding II A.B.
Book value [Abstract]
Beginning balance		18,263		17,171
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(2,326)		(17)
Other comprehensive income (loss)		(676)		149
Others		1,198		960
Ending balance		16,459		18,263
Solaseado Solar Power Co., Ltd.
Book value [Abstract]
Beginning balance		17,953		16,233
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		4,840		1,720
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		22,793		17,953
Yeongam Solar Power Co., Ltd.
Book value [Abstract]
Beginning balance		9,637	[5]	9,879
Acquisition		0		0
Disposal		0		0
Dividends received		0		(592)
Share of profit (loss)		2,191		350
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[5]	11,828		9,637
Samsu Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		3,022	[5]	3,205
Acquisition		0		0
Disposal		0		0
Dividends received		(301)		(514)
Share of profit (loss)		130		331
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[5]	2,851		3,022
Pulau Indah Power Plant Sdn. Bhd.
Book value [Abstract]
Beginning balance		25,603		26,814
Acquisition		14,713		0
Disposal		0		0
Dividends received		0		(27)
Share of profit (loss)		(816)		671
Other comprehensive income (loss)		11,221		(2,360)
Others		0		505
Ending balance		50,721		25,603
NH-Amundi Global Infrastructure Investment Private Investment Trust 21
Book value [Abstract]
Beginning balance		21,897		21,723
Acquisition		959		928
Disposal		0		(1,092)
Dividends received		0		(1,568)
Share of profit (loss)		(6,896)		1,906
Other comprehensive income (loss)		0		0
Others		(527)		0
Ending balance		15,433		21,897
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream
Book value [Abstract]
Beginning balance		15,487	[1]	15,587
Acquisition		0		0
Disposal		(68)		(96)
Dividends received		(87)		0
Share of profit (loss)		164		(4)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[1]	15,496		15,487
PT Barito Wahana Tenaga
Book value [Abstract]
Beginning balance		156,994		137,047
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		24,435		20,546
Other comprehensive income (loss)		26,136		(599)
Others		0		0
Ending balance		207,565		156,994
Cheongna Energy Co., Ltd.
Book value [Abstract]
Beginning balance		25,549	[11]	10,758
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		20,609		14,791
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[11]	46,158		25,549
Naepo Green Energy Co., Ltd.
Book value [Abstract]
Beginning balance		5,285		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		32,284		5,285
Other comprehensive income (loss)		0		0
Others		10,462		0
Ending balance		48,031		5,285
Boim Combined Heat and Power Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.)
Book value [Abstract]
Beginning balance		0	[14]	0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0	[15]	0	[14]
OneEnergy Asia Limited
Book value [Abstract]
Beginning balance		289,966		172,218
Acquisition		62,880		79,182
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		47,346		39,091
Other comprehensive income (loss)		65,157		(525)
Others		0		0
Ending balance		465,349		289,966
KAS Investment I LLC
Book value [Abstract]
Beginning balance		15,784	[2]	18,247
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(12,916)		(2,223)
Other comprehensive income (loss)		3,210		(240)
Others		0		0
Ending balance	[2]	6,078		15,784
KAS Investment II LLC
Book value [Abstract]
Beginning balance		15,709	[2]	18,173
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(12,867)		(2,225)
Other comprehensive income (loss)		3,198		(239)
Others		0		0
Ending balance	[2]	6,040		15,709
Energyco Co., Ltd. (formerly, Energyco LLC)
Book value [Abstract]
Beginning balance		2,140		2,190
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		182		(50)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		2,322		2,140
CAES, LLC
Book value [Abstract]
Beginning balance		20,380		20,805
Acquisition		0		0
Disposal		0		0
Dividends received		(663)		0
Share of profit (loss)		340		(860)
Other comprehensive income (loss)		(1,687)		114
Others		2,289		321
Ending balance		20,659		20,380
Hapcheon Floating Photovoltaic Power Plant Inc.
Book value [Abstract]
Beginning balance		10,348	[5]	8,471
Acquisition		0		0
Disposal		0		0
Dividends received		(661)		0
Share of profit (loss)		1,647		1,877
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[5]	11,334		10,348
Busan Industrial Solar Power Co., Ltd.
Book value [Abstract]
Beginning balance		1,058		1,168
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		102		(110)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		1,160		1,058
Bitsolar Energy Co., Ltd.
Book value [Abstract]
Beginning balance		352		352
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		(352)		0
Ending balance		0		352
Pulau Indah O&M Sdn. Bhd.
Book value [Abstract]
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0		0
Guadalupe Solar SpA
Book value [Abstract]
Beginning balance		1,200	[11]	913
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(431)		322
Other comprehensive income (loss)		12		(35)
Others		0		0
Ending balance	[11]	781		1,200
Omisan Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		10,229		10,411
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		630		(182)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		10,859		10,229
Foresight Iberian Solar Group Holding, S.L.
Book value [Abstract]
Beginning balance		8,119		10,565
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(5,852)		(2,034)
Other comprehensive income (loss)		(2,626)		0
Others		359		(412)
Ending balance		0		8,119
Yeongwol Eco Wind Co., Ltd.
Book value [Abstract]
Beginning balance		4,024		3,155
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(3,134)		869
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		890		4,024
Gurae Resident Power Co., Ltd.
Book value [Abstract]
Beginning balance		569		391
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(236)		178
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		333		569
Cheongju Eco Park Co., Ltd.
Book value [Abstract]
Beginning balance		9,072		10,490
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		1,564		(1,418)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		10,636		9,072
Enel X Midland Photovoltaic, LLC
Book value [Abstract]
Beginning balance		2,542		1,856
Acquisition		0		516
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		173		170
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		2,715		2,542
Geumsungsan Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		5,515		3,493
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		2,325		2,022
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		7,840		5,515
KEPCO KPS CARABAO Corp.
Book value [Abstract]
Beginning balance		0	[6]	177
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		(184)
Other comprehensive income (loss)		0		7
Others		0		0
Ending balance	[6]	0		0
Prime Swedish Holding AB
Book value [Abstract]
Beginning balance		38,789		36,245
Acquisition		0		820
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(3,782)		(236)
Other comprehensive income (loss)		0		0
Others		2,552		1,960
Ending balance		37,559		38,789
Goheung New Energy Co., Ltd.
Book value [Abstract]
Beginning balance		15,736		11,832
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		32		3,904
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		15,768		15,736
Gunsan Land Solar Co., Ltd.
Book value [Abstract]
Beginning balance		22,429	[11],[16]	27,544
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		734		(5,115)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[11],[16]	23,163		22,429
Capman Lynx SCA, SICAR
Book value [Abstract]
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0		0
International Offshore Power Transmission Holding Company Limited
Book value [Abstract]
Beginning balance		1,423		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(65)		338
Other comprehensive income (loss)		9,680		1,085
Others		0		0
Ending balance		11,038		1,423
Pyeongchang Wind Power Co., Ltd
Book value [Abstract]
Beginning balance		12,228	[17]	14,464
Acquisition		0		0
Disposal		0		0
Dividends received		0		(870)
Share of profit (loss)		(81)		(1,366)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[17]	12,147		12,228
Eumseong Eco Park Co., Ltd
Book value [Abstract]
Beginning balance		8,386		5,557
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		3,227		2,829
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		11,613		8,386
Songsan Green Energy Co., Ltd
Book value [Abstract]
Beginning balance		0		1,387
Acquisition				7,000
Disposal				0
Dividends received				0
Share of profit (loss)				(25)
Other comprehensive income (loss)				(39)
Others				(8,323)
Ending balance				0
Changwon Nu-ri Energy Co., Ltd
Book value [Abstract]
Beginning balance		8,027	[5]	497
Acquisition		0		7,595
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(369)		(27)
Other comprehensive income (loss)		0		(38)
Others		0		0
Ending balance	[5]	7,658		8,027
Hasami Wind Farm Corporation
Book value [Abstract]
Beginning balance		0		1,589
Acquisition				0
Disposal				(1,586)
Dividends received				0
Share of profit (loss)				(3)
Other comprehensive income (loss)				0
Others				0
Ending balance				0
PungBack Wind Farm Corporation
Book value [Abstract]
Beginning balance		7,940	[18]	6,743
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(180)		1,197
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[18]	7,760		7,940
Trumbull Asset Management, LLC
Book value [Abstract]
Beginning balance		936	[17]	246
Acquisition		0		1
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		212		693
Other comprehensive income (loss)		149		0
Others		0		(4)
Ending balance	[17]	1,297		936
S-Power Chile SpA
Book value [Abstract]
Beginning balance		64		127
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		74		(70)
Other comprehensive income (loss)		21		4
Others		0		3
Ending balance		159		64
Seungmun Green Energy
Book value [Abstract]
Beginning balance		9,757		9,054
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		2,988		703
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		12,745		9,757
Seobusambo highway photovoltaics Co., Ltd
Book value [Abstract]
Beginning balance		3,580	[19]	3,066
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(271)		514
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		3,309	[20]	3,580	[19]
Yangyang Suri Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		9,608	[2]	0
Acquisition		0		10,498
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(912)		(890)
Other comprehensive income (loss)		(53)		0
Others		0		0
Ending balance	[2]	8,643		9,608
KEPCO for Power Company
Book value [Abstract]
Beginning balance		435	[21]	0
Acquisition		0		3,083
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(570)		(2,109)
Other comprehensive income (loss)		18,041		25
Others		0		(564)
Ending balance		17,906	[22]	435	[21]
Taebaek Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		13,932		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		(2,820)
Share of profit (loss)		827		2,251
Other comprehensive income (loss)		0		0
Others		0		14,501
Ending balance		14,759		13,932
Jeonju Bio Green Energy Co., Ltd.
Book value [Abstract]
Beginning balance		3,195	[11]	0
Acquisition		0		3,250
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(629)		(55)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[11]	2,566		3,195
Kumyang Eco Park Co., Ltd.
Book value [Abstract]
Beginning balance		3,663		0
Acquisition		0		3,663
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		178		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		3,841		3,663
Jeongeup Green Power Co., Ltd.
Book value [Abstract]
Beginning balance		1,560	[23]	0
Acquisition		8,040		1,560
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(1,473)		0
Other comprehensive income (loss)		0		0
Others		719		0
Ending balance		8,846	[24]	1,560	[23]
Hadong E-factory Co., Ltd.
Book value [Abstract]
Beginning balance		349	[2]	0
Acquisition		0		350
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(5)		0
Other comprehensive income (loss)		0		(1)
Others		0		0
Ending balance	[2]	344		349
Namyangju Combined Heat and Power Co., Ltd.
Book value [Abstract]
Beginning balance		3,850	[25]	0
Acquisition		50,127		3,850
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(1,519)		0
Other comprehensive income (loss)		(690)		0
Others		0		0
Ending balance	[25]	51,768		3,850
Wadi Noor Solar Power Company SAOC
Book value [Abstract]
Beginning balance		846		0
Acquisition		0		847
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(5,170)		0
Other comprehensive income (loss)		5,716		(1)
Others		0		0
Ending balance		1,392		846
Fairhaven Energy Storage LLC
Book value [Abstract]
Beginning balance		0	[26]	0
Acquisition		1,505		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(854)		0
Other comprehensive income (loss)		29		0
Others		(680)		0
Ending balance		0		0	[26]
Samcheok Eco Materials Co., Ltd.
Book value [Abstract]
Beginning balance		0
Acquisition		0
Disposal		0
Dividends received		0
Share of profit (loss)		0
Other comprehensive income (loss)		0
Others		0
Ending balance		0	[27]	0
Rutile BESS Holdings, LLC
Book value [Abstract]
Beginning balance		0
Acquisition		106
Disposal		0
Dividends received		0
Share of profit (loss)		(106)
Other comprehensive income (loss)		1
Others		0
Ending balance		1		0
Trumbull Development Partners, LLC
Book value [Abstract]
Beginning balance		0
Acquisition		304,836
Disposal		0
Dividends received		0
Share of profit (loss)		7,976
Other comprehensive income (loss)		42,567
Others		0
Ending balance		355,379	[5]	0
Imha Floating Photovoltaic Power Plant Inc.
Book value [Abstract]
Beginning balance		0
Acquisition		7,174
Disposal		0
Dividends received		0
Share of profit (loss)		(823)
Other comprehensive income (loss)		0
Others		0
Ending balance		6,351	[2]	0
EDFR KOWEPO AJBAN PV HOLDING LIMITED
Book value [Abstract]
Beginning balance		0
Acquisition		1
Disposal		0
Dividends received		0
Share of profit (loss)		(72)
Other comprehensive income (loss)		156
Others		0
Ending balance		85		0
Roof One Energy Co., Ltd.
Book value [Abstract]
Beginning balance		0
Acquisition		2,000
Disposal		0
Dividends received		0
Share of profit (loss)		0
Other comprehensive income (loss)		0
Others		0
Ending balance		₩ 2,000		₩ 0

[1]	The effective percentage of ownership is more than 50%. However, according to the shareholders’ agreement, all critical financial and operating decisions must be agreed to by all ownership parties and the Company can exercise same voting rights as other shareholders at the board of directors. Accordingly, the entities are classified as joint ventures.
[2]	The effective percentage of ownership is less than 50%. However, the entity is classified as a joint venture, because all consent was required to make decisions on related activities.
[3]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. The timing of and proceeds from such sales transaction is not specified as of December 31, 2023.
[4]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. and the timing of and proceeds from such sales transaction is not specified as of December 31, 2023.
[5]	According to the shareholders’ agreement, the parties have joint control over all decisions related to finance and operation. Accordingly, the entity is classified as joint ventures.
[6]	The joint arrangement which the Company has joint control is structured through a separate company. The parties have joint control over the joint arrangement are classified as joint ventures, judging that they have rights to the net assets of the arrangement.
[7]	The effective percentage of ownership is less than 20%. However, decisions in relevant activities must be agreed by ownership parties. Accordingly, the entity is classified as joint ventures.
[8]	The effective percentage of ownership is less than 50%. However, decisions in relevant activities must be agreed by ownership parties. Accordingly, the entity is classified as joint ventures.
[9]	Although the nominal percentage of ownership is 29%, the effective percentage of ownership is 54.24%, considering the interest of financial investors as a liability component.
[10]	Although the Company holds majority of shares in the entities marked above by acquiring additional shares for the year ended December 31, 2024, the entities are classified as joint ventures due to the shareholders’ agreement requiring unanimous approval from the entities’ board of directors for making material decisions on financial and operational policies.
[11]	The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.
[12]	The percentage of effective ownership is more than 20%. However, according to the shareholders’ agreement, decisions related principal operation must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.
[13]	The effective percentage of ownership is less than 50%. However, according to the shareholders’ agreement, decisions related principal operation must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.
[14]	According to the REC’s Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.). Investment Agreement signed in March 2011, the Company has a commitment to guarantee principal and certain returns on shares of REC’s Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.). held by NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation. Since NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation have put option regarding their share of the entity, the Company was deemed to have acquired an additional 15.64% stake. As a result, the effective percentage of ownership is 46.3% in the current and prior period. In accordance with shareholders' agreement signed during the current period, the Company has joint control with other investors in making important financial and operation decisions, so it has been reclassified from an associate to a joint venture.
[15]	According to the Boim Combined Heat and Power Generation Co., Ltd. Investment Agreement signed in March 2011, the Company has a commitment to guarantee principal and certain returns on shares of REC’s Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.). held by NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation. Since NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation have put option regarding their share of the entity, the Company was deemed to have acquired an additional 15.6% stake. As a result, the effective percentage of ownership is 46.3% in the current and prior period. In accordance with shareholders’ agreement signed during the current period, the Company has joint control with other investors in making important financial and operation decisions, so it has been reclassified from an associate to a joint venture.
[16]	The nominal percentage of ownership is 75.29% and the effective percentage of ownership is 56.91%, as the Company has an obligation to provide excessive dividend income to Gunsan City when a certain rate of return defined in the shareholders’ agreement is met.
[17]	The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all members of the board of directors. Accordingly, the entity is classified as a joint venture.
[18]	The effective percentage of ownership is 37%, considering potential common stock.
[19]	Due to the changes in the agreement, the Company lost its control over the entity. Accordingly, the entity is reclassified to a joint venture from a subsidiary. Although the effective percentage of ownership is more than 50%, decisions in relevant activities must be agreed by all members of the board of directors.
[20]	Although the effective percentage of ownership is more than 50%, decisions in relevant activities must be agreed by all members of the board of directors.
[21]	Although the Company’s effective percentage of ownership is more than 50%, the entity is reclassified as a joint venture since the entity’s material financial and operational decisions require unanimous agreement of members in the board of directors due to the shareholders’ agreement concluded during the year ended December 31, 2023.
[22]	Although the Company’s effective percentage of ownership is more than 50%, the entity is classified as a joint venture since the entity’s material financial and operational decisions require unanimous agreement of members in the board of directors due to the shareholders’ agreement.
[23]	Although the Company’s effective percentage of ownership is less than 20%, the entity is reclassified as a joint venture considering the Company can exercise significant influence on the entity due to the Company’s contractual right to appoint a director to the entity’s board of directors and the minimum number of the entity’s board of directors members required to agree for making decision on material financial and operational policies in accordance with the joint shareholders’ agreement .
[24]	Although the Company’s effective percentage of ownership is less than 50%, the entity is reclassified as a joint venture considering the Company can exercise significant influence on the entity due to the Company’s contractual right to appoint a director to the entity’s board of directors and the minimum number of the entity’s board of directors members required to agree for making decision on material financial and operational policies in accordance with the joint shareholders’ agreement.
[25]	Although the Company’s effective percentage of ownership is more than 50%, the entity is classified as a joint venture since the entity’s material financial and operational decisions require unanimous agreement of members in the board of directors.
[26]	Although the investment has not yet been paid, commitment to pay 35% of investment in the future has been made.
[27]	Although the Company’s effective percentage of ownership is less than 50%, the entity is reclassified as a joint venture considering the minimum number of the entity’s board of directors’ members required to agree for making decision on material financial and operational policies as the joint shareholders’ agreement revised in the year ended December 31, 2024.